PROPERY AND EQUIPMENT (Tables)	9 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of June 30, 2021, the Company had no property and equipment. Property and equipment as of March 31, 2022 consisted of the following:

March 31, 2022
Software Development Fees	$1,162,510
Plant and Machinery	105,715
Furniture and Fittings	43,744
Computers and Software	18,004
Accumulated Depreciation	(74,030)
Total	$1,255,943